Offerings	Nov. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	16.37
Maximum Aggregate Offering Price	$ 81,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,303.49
Offering Note	In accordance with Rule 416 under the Securities Act, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions.

Represents shares of common stock reserved for issuance under ETHZilla Corporation’s (the “Company’s”) 2025 Omnibus Incentive Plan (the “2025 Plan”).

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and based upon the average of the high ($17.44) and low ($15.30) prices of the Company’s Common Stock as reported on the Nasdaq Capital Market on November 4, 2025, which date is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	919,761
Proposed Maximum Offering Price per Unit	29.20
Maximum Aggregate Offering Price	$ 26,857,021.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,708.95
Offering Note	In accordance with Rule 416 under the Securities Act, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions.

Represents shares of common stock reserved for issuance under the Company’s 2025 Supplemental Option Incentive Plan, of which options to purchase 919,761 shares of common stock are currently outstanding (see Footnote 6).

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares issuable upon the exercise of the stock options are based upon the weighted average exercise price of the stock options.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	181,422
Proposed Maximum Offering Price per Unit	30.10
Maximum Aggregate Offering Price	$ 5,460,802.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 754.14
Offering Note	In accordance with Rule 416 under the Securities Act, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions.

Represents shares of common stock reserved for issuance under the Company’s 2025 Second Supplemental Option Incentive Plan, of which options to purchase 181,422 shares of common stock are currently outstanding (see Footnote 6).

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares issuable upon the exercise of the stock options are based upon the weighted average exercise price of the stock options.